ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Schedule of accounts payable and accrued liabilities) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 1,456,637	$ 1,188,133	$ 1,842,089
Accrued liabilities	524,058	415,323	450,485
EFF settlement accrual	612,500	612,500	612,500
Interest payable		0	16,352
Total	$ 2,593,195	$ 2,215,956	$ 2,921,426